UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742)

Exact name of registrant as specified in charter: Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/06 (Unaudited)
COMMON STOCKS (94.8%)(a)
	Shares	Value

Aerospace and Defense (3.0%)
Boeing Co. (The)	353,000	$25,659,570
Lockheed Martin Corp.	1,142,200	83,232,114
		108,891,684

Banking (11.7%)
Bank of America Corp.	4,151,100	190,327,935
State Street Corp.	2,013	125,772
U.S. Bancorp	4,446,100	137,428,951
Wachovia Corp. (S)	1,287,200	72,173,304
Washington Mutual, Inc.	581,700	24,838,590
		424,894,552

Beverage (0.7%)
Coca-Cola Co. (The)	76,100	3,193,917
Coca-Cola Enterprises, Inc.	1,049,200	20,616,780
		23,810,697

Building Materials (3.2%)
Masco Corp.	2,414,000	75,292,660
Sherwin Williams Co.	915,700	41,710,135
		117,002,795

Cable Television (1.0%)
Comcast Corp. Class A (NON) (S)	1,326,400	35,587,312

Chemicals (1.0%)
Dow Chemical Co. (The)	187,600	8,072,428
E.I. du Pont de Nemours & Co.	97,000	3,903,280
Huntsman Corp. (NON) (S)	407,800	8,323,198
PPG Industries, Inc.	290,200	17,594,826
		37,893,732

Commercial and Consumer Services (0.7%)
Cendant Corp. (S)	1,496,000	24,863,520

Computers (3.3%)
Hewlett-Packard Co.	2,324,000	76,250,440
IBM Corp.	520,100	41,732,824
		117,983,264

Conglomerates (4.5%)
General Electric Co.	998,400	32,817,408
Honeywell International, Inc.	1,015,100	41,568,345
Textron, Inc.	79,800	7,031,178
Tyco International, Ltd. (Bermuda) (S)	3,154,100	81,344,239
		162,761,170

Consumer Finance (2.3%)
Capital One Financial Corp.	810,800	71,026,080
Countrywide Financial Corp. (S)	322,700	11,126,696
		82,152,776

Consumer Goods (0.4%)
Procter & Gamble Co. (The)	228,600	13,699,998

Containers (--%)
Owens-Illinois, Inc. (NON)	81,400	1,525,436

Electric Utilities (5.1%)
Dominion Resources, Inc.	225,900	16,965,090
DPL, Inc.	362,900	9,769,268
Energy East Corp. (S)	258,600	6,480,516
Entergy Corp.	489,600	35,500,896
Exelon Corp.	546,200	31,193,482
PG&E Corp.	676,600	25,744,630
Public Service Enterprise Group, Inc. (S)	622,600	43,202,214
Westar Energy, Inc.	244,300	5,257,336
Wisconsin Energy Corp.	251,200	10,266,544
		184,379,976

Electronics (1.7%)
Avnet, Inc. (NON)	627,100	15,759,023
Intel Corp.	2,194,200	45,200,520
		60,959,543

Energy (0.5%)
Pride International, Inc. (NON)	366,100	11,338,117
Weatherford International, Ltd. (NON)	178,600	7,701,232
		19,039,349

Financial (8.4%)
Citigroup, Inc.	3,404,600	157,871,302
Fannie Mae	512,600	28,028,968
Freddie Mac	1,393,800	93,928,182
PMI Group, Inc. (The) (S)	531,200	23,000,960
Radian Group, Inc.	55,700	3,160,975
		305,990,387

Food (0.9%)
General Mills, Inc.	676,400	33,312,700

Health Care Services (1.5%)
Cardinal Health, Inc.	399,300	28,989,180
CIGNA Corp.	217,100	26,649,025
		55,638,205

Homebuilding (0.3%)
Lennar Corp.	163,900	9,811,054

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	314,300	28,220,997

Insurance (7.7%)
ACE, Ltd. (Bermuda)	1,524,500	84,960,385
American International Group, Inc.	839,100	55,682,676
Axis Capital Holdings, Ltd. (Bermuda)	978,596	30,297,332
Berkshire Hathaway, Inc. Class B (NON)	2,670	7,710,960
Chubb Corp. (The)	309,100	29,596,325
Endurance Specialty Holdings, Ltd. (Bermuda)	291,400	9,179,100
Everest Re Group, Ltd. (Barbados)	379,400	37,575,776
Fidelity National Title Group, Inc. Class A (S)	167,300	3,965,010
MetLife, Inc.	123,900	6,209,868
Willis Group Holdings, Ltd. (United Kingdom)	456,100	15,708,084
		280,885,516

Investment Banking/Brokerage (2.1%)
Goldman Sachs Group, Inc. (The)	117,800	16,643,962
Morgan Stanley	992,900	59,236,414
		75,880,376

Machinery (0.8%)
Parker-Hannifin Corp.	390,400	30,517,568

Manufacturing (1.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	948,400	38,912,852

Media (1.3%)
Walt Disney Co. (The)	1,654,200	46,301,058

Medical Technology (1.3%)
Baxter International, Inc.	293,200	11,097,620
Becton, Dickinson and Co.	250,400	15,988,040
PerkinElmer, Inc.	894,530	21,280,869
		48,366,529

Metals (0.6%)
Alcoa, Inc.	719,900	21,107,468

Natural Gas Utilities (0.2%)
ONEOK, Inc.	180,451	5,519,996
Sempra Energy	29,891	1,429,985
		6,949,981

Oil & Gas (12.5%)
Amerada Hess Corp. (S)	105,500	14,591,705
Chevron Corp.	2,789,000	157,522,720
Exxon Mobil Corp.	2,535,000	150,502,950
Marathon Oil Corp.	842,000	59,445,200

Occidental Petroleum Corp.	537,500	49,202,750
Valero Energy Corp.	406,200	21,849,498
		453,114,823

Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	66,700	1,540,770
Johnson & Johnson	803,500	46,321,775
Pfizer, Inc.	2,934,400	76,851,936
Wyeth	1,300,000	64,740,000
		189,454,481

Publishing (0.5%)
R. R. Donnelley & Sons Co.	544,300	18,321,138

Railroads (1.3%)
Norfolk Southern Corp.	903,700	46,251,366

Regional Bells (1.2%)
Verizon Communications, Inc.	1,281,600	43,189,920

Restaurants (0.9%)
McDonald's Corp.	884,400	30,874,404

Retail (2.4%)
Foot Locker, Inc.	403,300	9,320,263
Office Depot, Inc. (NON)	831,200	29,657,216
Supervalu, Inc. (S)	1,283,700	40,564,920
TJX Cos., Inc. (The) (S)	249,100	6,100,459
		85,642,858

Software (1.8%)
Microsoft Corp.	937,100	25,207,990
Oracle Corp. (NON)	2,944,000	36,564,480
Symantec Corp. (NON)	270,900	4,575,501
		66,347,971

Telecommunications (1.3%)
Sprint Nextel Corp.	2,042,118	49,072,096

Tobacco (1.6%)
Altria Group, Inc.	787,500	56,621,250

Waste Management (--%)
Waste Management, Inc.	48,100	1,599,806

Total common stocks (cost $2,797,710,281)		$3,437,830,608

CONVERTIBLE PREFERRED STOCKS (4.6%)(a)
	Shares	Value
Amerada Hess Corp. $3.50 cv. pfd.	95,474	$11,039,181
Chubb Corp. (The) $1.75 cv. pfd.	92,200	3,134,800
Citigroup Funding, Inc. FRN, Ser. GNW, 5.18% cv. pfd.	142,630	4,491,419
Conseco, Inc. $1.38 cum. cv. pfd.	84,600	2,516,850
Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)	1,180	1,461,725
General Motors Corp. Ser. A, $1.13 cv. pfd. (S)	222,124	5,053,320
Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.	125,232	9,220,206
Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.	140,403	10,179,217
Huntsman Corp. $2.50 cv. pfd.	604,000	26,953,500
Interpublic Group of Companies, Inc. 144A Ser. B, 5.25% cum. cv. pfd	2,000	1,962,500
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	268,100	7,071,138
MetLife, Inc. Ser. B, $1.594 cv. pfd.	66,480	1,828,200
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv. pfd. (Bermuda)	165,300	5,020,988
PMI Group, Inc. (The) $1.469 cv. pfd.	201,300	5,082,825
UnumProvident Corp. $2.063 cv. pfd.	87,400	3,408,600
Xerox Corp. $6.25 cv. pfd.	406,270	50,225,129
XL Capital, Ltd. $1.75 cv. pfd. (Bermuda)	58,500	1,499,355
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda)	791,893	17,880,944

Total convertible preferred stocks (cost $150,656,352)		$168,029,897

UNITS (0.1%)(a) (cost $3,092,717)
	Units	Value
Hercules, Inc. cv. sub. debs. units, 6.50%, 2029	3,974,000	$3,000,370

CONVERTIBLE BONDS AND NOTES (--%)(a) (cost $1,881,232)

	Principal amount	Value
Tyco International Group SA cv. company guaranty Ser. A, 2 3/4s, 2018 (Luxembourg)	$1,500,000	$1,698,750

CORPORATE BONDS AND NOTES (--%)(a) (cost $8,700)
	Principal amount	Value
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F) (NON)	$8,032	$670

SHORT-TERM INVESTMENTS (2.7%)(a)
	Principal amount/Shares	Value
Interest in $150,000,000 joint repurchase agreement dated February 28, 2006 with Deutsche Bank Sec. Inc. due
March 1, 2006 with respect to various U.S. Government obligations -- maturity value of $8,127,029 for an effective
yield of 4.56%	$8,126,000	$8,126,000

Short-term investments held as collateral for loaned securities with yields ranging from 4.51% to 4.71% and due
dates ranging from March 1, 2006 to March 24, 2006 (d)	78,055,143	77,895,490
Putnam Prime Money Market Fund (e)	10,584,160	10,584,160

Total short-term investments (cost $96,605,650)		$96,605,650
TOTAL INVESTMENTS
Total investments (cost $3,049,954,932) (b)		$3,707,165,945

NOTES

(a) Percentages indicated are based on net assets of $3,627,692,663.

(b) The aggregate identified cost on a tax basis is $3,070,391,871, resulting in gross unrealized appreciation and depreciation of $692,495,791 and $55,721,717, respectively, or net unrealized appreciation of $636,774,074.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At February 28, 2006, the value of securities loaned amounted to $75,784,915. The fund received cash collateral of $77,895,490 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $367,534 for the period ended February 28, 2006. During the period ended February 28, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $170,118,010 and $171,217,287, respectively. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security Valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006